Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax

NOTE 11 — INCOME TAX

The Company’s net deferred tax liability are as follows:

	Year Ended December 31, 2020	For the Period from May 28, 2019 (inception) through December 31, 2019
Deferred tax liability
Unrealized gain on marketable securities	$(9,680)	$(3,611)
Total deferred tax liability	(9,680)	(3,611)
Valuation Allowance	—	—
Deferred tax liability, net of allowance	$(9,680)	$(3,611)

The provision for income taxes consists of the following:

	Year Ended December 31, 2020	For the Period from May 28, 2019 (inception) through December 31, 2019
Federal
Current	$159,877	$170,684
Deferred
State and Local	6,069	3,611
Current	—	—
Deferred	—	—
Change in valuation allowance	—	—
Income tax provision	$165,946	$174,295

As of December 31, 2020 and 2019, the Company had did not have any of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	As of December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liabilities	(21.1%)	(27.4%)
Business Combination expenses	(0.2%)	0.0%
Income tax provision	(0.3%)	(6.4%)

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2020 and 2019 remain open and subject to examination. The Company considers Texas to be a significant state tax jurisdiction.